Provision for Income Taxes (Details Textual) (USD $)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Deferred Tax Assets, Valuation Allowance	10,968,000	$ 8,948,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards	15,426,000	11,216,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards	1,034,000	$ 1,744,000
State and Local Jurisdiction [Member]
Operating Loss Carry Forwards Expiration Year	begin expiring in 2029.